Significant Accounting Policies and Recent Accounting Pronouncements, textuals (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Abstract]
Provision for doubtful accounts	$ 0	$ 0